Consolidated Statement of Stockholders’ Equity (Deficit) (USD $) In Thousands, except Share data	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Preferred Stock [Member] Series H Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Series A Preferred Stock [Member] USD ($)	Common Stock [Member] Series C Preferred Stock [Member] USD ($)	Common Stock [Member] Series F Preferred Stock [Member] USD ($)	Common Stock [Member] Series H Preferred Stock [Member] USD ($)	Common Stock [Member] Acquisition of Easy Check [Member] USD ($)	Common Stock [Member] Acquisition of MicroFluidic Systems [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series B Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series A Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series C Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series F Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Series H Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Acquisition of Easy Check [Member] USD ($)	Additional Paid-in Capital [Member] Acquisition of MicroFluidic Systems [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] Series F Preferred Stock [Member] USD ($)	Retained Earnings [Member] Series H Preferred Stock [Member] USD ($)	Retained Earnings [Member] USD ($)	Note Receivable For Shares Issued [Member] Series B Preferred Stock [Member] USD ($)	Note Receivable For Shares Issued [Member] Series F Preferred Stock [Member] USD ($)	Note Receivable For Shares Issued [Member] USD ($)	Series B Preferred Stock [Member] USD ($)	Series A Preferred Stock [Member] USD ($)	Series C Preferred Stock [Member] USD ($)	Series F Preferred Stock [Member] USD ($)	Series H Preferred Stock [Member] USD ($)	Acquisition of Easy Check [Member] USD ($)	Acquisition of MicroFluidic Systems [Member] USD ($)	Total USD ($)
Balance at January 1, 2010 at Dec. 31, 2009													$ 218								$ 63,018			$ (53,705)											$ 9,531
Balance at January 1, 2010 (in Shares) at Dec. 31, 2009						462							21,840
Net loss																								(15,916)											(15,916)
Stock based compensation													52								5,067														5,119
Stock based compensation (in Shares)													5,142
Issuance of preferred shares														2,190														2,190
Issuance of preferred shares (in Shares)	230
Issuance of common stock from option exercises													7								352														359
Issuance of common stock from option exercises (in Shares)													719
Reversal of preferred stock accrued dividends on conversion															89														89
Common stock issued for preferred stock conversion							27								(27)
Common stock issued for preferred stock conversion (in Shares)		(462)					2,700
Common stock issued for interest expense on Series A Preferred conversion															35														35
Common stock issued for interest expense on Series A Preferred conversion (in Shares)							29
Issuance of common stock													17								2,283						(2,300)
Issuance of common stock (in Shares)													1,717
Issuance of common stock for note receivable upon warrant exercise													6								799						(805)
Issuance of common stock for note receivable upon warrant exercise (in Shares)													600
Issuance of common stock pursuant to acquisition											3								348														351
Issuance of common stock pursuant to acquisition (in Shares)											300
Accrual of preferred stock dividends																					(152)														(152)
Balance at Dec. 31, 2010													330								74,002			(69,621)			(3,105)								1,606
Balance (in Shares) at Dec. 31, 2010						230							33,047
Net loss																								(16,481)											(16,481)
Stock based compensation													34								3,400														3,434
Stock based compensation (in Shares)													3,420
Issuance of preferred shares														1,900		1,228	883											1,900		1,228	883
Issuance of preferred shares (in Shares)	190		140	1,500
Issuance of common stock for cash and note receivable													68								2,432						(2,250)								250
Issuance of common stock for cash and note receivable (in Shares)													6,812
Redemption of Series B Preferred shares														(5,465)											5,670			205
Redemption of Series B Preferred shares (in Shares)	(420)
Reversal of preferred stock accrued dividends on conversion																66														66
Common stock issued for preferred stock conversion								35								(35)
Common stock issued for preferred stock conversion (in Shares)			(140)					3,500
Issuance of common stock													27								1,873						(1,900)
Issuance of common stock (in Shares)													2,721
Issuance of common stock for note receivable upon warrant exercise													10								655						(665)
Issuance of common stock for note receivable upon warrant exercise (in Shares)													952
Issuance of common stock pursuant to acquisition											2	34							112	1,212													114	1,246
Issuance of common stock pursuant to acquisition (in Shares)											200	3,346
Accrual of preferred stock dividends																					(221)														(221)
Balance at Dec. 31, 2011													540								82,042			(86,102)			(2,250)								(5,770)
Balance (in Shares) at Dec. 31, 2011						1,500							53,998
Balance at January 1, 2010 at Jan. 01, 2012
Net loss																								(2,348)											(2,348)
Stock based compensation													30								559														589
Stock based compensation (in Shares)													2,970
Issuance of preferred shares										5								381														386
Issuance of preferred shares (in Shares)					500					500
Common stock issued for preferred stock conversion									83	38							1,670	192				(1,776)	(230)			600					577
Common stock issued for preferred stock conversion (in Shares)				(500)	(341)				8,336	3,804
Issuance of common stock													35								(35)
Issuance of common stock (in Shares)													3,500
Issuance of common stock pursuant to acquisition												4								65														69
Issuance of common stock pursuant to acquisition (in Shares)												460
Issuance of Common Stock in satisfaction of related party stock obligations													341								5,000														5,341
Issuance of Common Stock in satisfaction of related party stock obligations (in Shares)													34,080
Accrual of preferred stock dividends																					(26)														(26)
Balance at Mar. 31, 2012													$ 1,076								$ 89,848			$ (90,456)			$ (1,650)								$ (1,182)
Balance (in Shares) at Mar. 31, 2012						1,159							107,648